Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments for Non-Cancellable Operating Leases

The following are future minimum lease payments for non-cancellable operating leases having a remaining term in excess of one year at 31 March 2016:

Years ending 31 March (Millions of US dollars):
2017	$18.0
2018	15.0
2019	11.8
2020	8.3
2021	3.3
Thereafter	4.2

Total	$60.6